Summary of Significant Accounting Policies - Schedule of Derivative Liability at Fair Value on a Recurring Basis Using Significant Unobservable Input (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Change in fair value		$ 93,206	$ (186,908)	$ (354,644)
Write-off of derivative			(280,114)
Derivative Liability Notes and Warrants [Member]
Balance December 31, 2016		$ 93,206	93,206
Change in fair value			(186,908)
Write-off of derivative			(280,114)
Balance December 31, 2017				$ 93,206